STOCK-BASED COMPENSATION - Option activity (Details) - New Dragonfly - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Balances at the beginning		3,122,398	2,563,080	2,563,080	2,157,950
Options granted		509,500	1,000,538	1,750,551	620,950
Options forfeited		(40,075)	(299,939)	(356,228)	(183,550)
Options exercised		(491,299)	(49,727)	(835,005)	(32,270)
Balances at the end		3,100,524	3,213,952	3,122,398	2,563,080	2,157,950
Vested and Exercisable		864,984		550,601
Vested and expected to vest		2,235,540		3,122,398
Weighted-Average Exercise Price
Balances at the beginning (in dollars per share)		$ 1.98	$ 0.45	$ 0.45	$ 0.39
Options granted (in dollars per share)	$ 3.41	4.08	3.41	3.41	0.69
Options forfeited (in dollars per share)		3.29	1.21	1.44	0.52
Options exercised (in dollars per share)		1.44	0.53	0.51	0.46
Balances at the end (in dollars per share)		2.40	1.30	1.98	0.45	$ 0.39
Vested and Exercisable (in dollars per share)		1.53		0.88
Vested and expected to vest (in dollars per share)		2.73		1.98
Weighted- Average Grant Date Fair Value
Options granted (in dollars per share)		1.81	1.94	2.03	1.92
Options forfeited (in dollars per share)		$ 2.07	$ 1.83	$ 1.82	$ 0.93
Weighted Average Remaining Contractual Life (in years) and aggregate intrinsic value
Weighted Average Remaining Contractual Life (in years)		8 years 2 months 19 days	7 years 9 months 18 days	8 years 6 months 7 days	7 years 11 months 1 day	8 years 6 months 14 days
Vested and Exercisable (in years)		7 years 9 months 29 days		7 years 5 months 1 day
Vested and expected to vest (in years)		8 years 4 months 13 days		7 years 11 months 1 day
Balances at the beginning (in dollars)		$ 6,550	$ 651	$ 651	$ 651
Balances at the end (in dollars)		5,220,204	$ 7,616,691	6,550	$ 651	$ 651
Vested and Exercisable (in dollars)		2,201,553		1,762
Vested and expected to vest (in dollars)		$ 3,018,651		$ 6,550